VARIABLE INTEREST ENTITIES ("VIEs") - Balance Sheet of Variable Interest Entity (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash	$ 48,783	$ 47,661	$ 96,648	$ 246,954
Restricted cash (note 17)	129,838	135,928
Vessels and equipment, net	1,308,206	1,369,665
Total assets	2,027,661	2,105,612	2,240,817
LIABILITIES AND EQUITY
Accrued liabilities	25,157	23,451
Current portion of long-term debt	702,962	225,254
Long-term debt	416,746	991,679
Total liabilities	1,402,340	1,452,918
Total equity	625,321	652,694	$ 759,517	$ 847,601
Total liabilities and equity	2,027,661	2,105,612
PT Golar Indonesia
ASSETS
Cash	11,040	13,108
Restricted cash (note 17)	8,723	9,543
Vessels and equipment, net	206,315	227,418
Other assets	7,373	3,158
Total assets	233,451	253,227
LIABILITIES AND EQUITY
Accrued liabilities	4,077	2,704
Current portion of long-term debt	14,462	14,382
Amounts due to related parties	19,901	51,203
Other current liabilities	1,076	974
Long-term debt	44,403	58,865
Total liabilities	83,919	128,128
Total equity	149,532	125,099
Total liabilities and equity	$ 233,451	$ 253,227